UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2341

Montgomery Street Income Securities

(Exact name of registrant as specified in charter)

101 California Street, Suite 4100

San Francisco, CA 94111

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Montgomery Street Income Securities, Inc.

	Principal Amount ($)	Value ($)

Corporate Bonds 26.9%
Consumer Discretionary 3.1%
AMFM, Inc., 8.0%, 11/1/2008	750,000	787,304
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	1,000,000	985,987
Foot Locker, Inc., 8.5%, 1/15/2022	155,000	164,300
Harrah's Operating Co., Inc., 5.625%, 6/1/2015	1,000,000	958,174
JC Penney Corp., Inc., 8.0%, 3/1/2010	500,000	538,290
Liberty Media Corp., 7.875%, 7/15/2009 (a)	10,000	10,523
TCI Communications, Inc., 8.75%, 8/1/2015	35,000	40,953
Tele-Communications, Inc., 10.125%, 4/15/2022	1,291,000	1,692,421
Time Warner, Inc., 6.75%, 4/15/2011	800,000	829,687

		6,007,639
Consumer Staples 1.7%
Altria Group, Inc., 7.0%, 11/4/2013	250,000	268,778
Anheuser-Busch Companies, Inc., 5.75%, 4/1/2036	400,000	389,375
Archer-Daniels-Midland Co., 5.375%, 9/15/2035	400,000	364,602
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	500,000	623,778
Fortune Brands, Inc., 5.375%, 1/15/2016	250,000	239,969
Fred Meyer, Inc., 7.45%, 3/1/2008	750,000	775,080
Kraft Foods, Inc., 6.25%, 6/1/2012	500,000	515,063
Wal-Mart Stores, Inc., 5.25%, 9/1/2035	250,000	226,780

		3,403,425
Energy 1.0%
Energy Transfer Partners LP, 5.95%, 2/1/2015	2,000,000	1,982,244
Financials 8.6%
Allstate Corp., 6.125%, 2/15/2012	1,000,000	1,031,412
American General Finance Corp., Series H, 4.0%, 3/15/2011	1,150,000	1,072,402
American General Institutional Capital, Series A, 144A, 7.57%, 12/1/2045	250,000	289,796
Bank One Corp., 10.0%, 8/15/2010 (a)	827,000	961,030
Citigroup, Inc., 6.0%, 10/31/2033 (a)	500,000	493,998
Citizens Property Insurance Corp., Series 1999A, 144A, 7.125%, 2/25/2019	2,000,000	2,217,978
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	429,000	427,215
ERP Operating LP, 5.375%, 8/1/2016	333,000	321,729
Ford Motor Credit Co., 6.5%, 1/25/2007	395,000	393,488
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	750,000	835,184
General Motors Acceptance Corp.:
6.125%, 8/28/2007	335,000	324,925
6.15%, 4/5/2007	80,000	78,573
HSBC Bank USA, 5.625%, 8/15/2035	315,000	292,624
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	205,000	191,604
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	329,000	319,894
Mizuho JGB Investment, 144A, 9.87%, 12/31/2049	2,000,000	2,171,358
NiSource Finance Corp., 7.875%, 11/15/2010	1,500,000	1,627,059
Ohio Casualty Corp., 7.3%, 6/15/2014	125,000	130,292
PNC Funding Corp., 6.875%, 7/15/2007	1,109,000	1,127,724

Sprint Capital Corp., 7.625%, 1/30/2011	1,000,000	1,081,496
The Goldman Sachs Group, Inc., 5.35%, 1/15/2016	1,250,000	1,207,326
Verizon Global Funding Corp., 7.75%, 12/1/2030	195,000	215,426

		16,812,533
Health Care 0.8%
Genentech, Inc., 4.4%, 7/15/2010	1,250,000	1,204,575
Wyeth, 6.5%, 2/1/2034	400,000	417,951

		1,622,526
Industrials 1.3%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	360,295	372,449
Columbus McKinnon Corp., 10.0%, 8/1/2010	75,000	82,500
D.R. Horton, Inc., 5.375%, 6/15/2012	1,091,000	1,036,786
Honeywell International, Inc., 5.7%, 3/15/2036	250,000	243,000
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015	365,000	334,411
United Technologies Corp., 7.5%, 9/15/2029	350,000	422,135

		2,491,281
Information Technology 0.4%
Activant Solutions, Inc., 144A, 10.53% *, 4/1/2010	75,000	76,500
Cisco Systems, Inc., 5.5%, 2/22/2016	308,000	303,374
International Business Machines Corp., 8.375%, 11/1/2019	250,000	310,696

		690,570
Materials 1.2%
GEO Specialty Chemicals, Inc., 144A, 13.03% *, 12/31/2009	236,000	205,320
Newmont Mining Corp., 5.875%, 4/1/2035	395,000	369,281
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	62,000	68,045
Union Camp Corp., 7.0%, 8/15/2006	1,000,000	1,007,246
Weyerhaeuser Co., 5.95%, 11/1/2008	600,000	605,518

		2,255,416
Telecommunication Services 0.6%
AT&T, Inc., 6.15%, 9/15/2034	500,000	474,816
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012 (a)	542,000	537,319
Insight Midwest LP, 9.75%, 10/1/2009	105,000	108,150
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	8,000	7,640

		1,127,925
Utilities 8.2%
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010 (a)	1,000,000	991,542
Consolidated Edison, Inc., 8.125%, 5/1/2010	1,115,000	1,227,410
Dominion Resources, Inc., Series E, 7.195%, 9/15/2014	750,000	807,532
DPL, Inc., 6.875%, 9/1/2011	104,000	108,452
DTE Energy Co., Series A, 6.65%, 4/15/2009	1,275,000	1,307,331
Duke Energy Corp., Series D, 7.375%, 3/1/2010	1,500,000	1,591,809
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	500,000	517,368
New York State Gas & Electric, 4.375%, 11/15/2007	1,240,000	1,217,847
PSI Energy, Inc., 8.85%, 1/15/2022	1,225,000	1,562,768
Puget Energy, Inc., 7.02%, 12/1/2027	1,000,000	1,135,462
Rochester Gas & Electric, 6.375%, 9/1/2033	1,600,000	1,692,552
TXU Energy Co., 7.0%, 3/15/2013	1,740,000	1,812,327
Xcel Energy, Inc., 7.0%, 12/1/2010	2,000,000	2,107,640

		16,080,040

Total Corporate Bonds (Cost $54,798,631)		52,473,599

Foreign Bonds - US$ Denominated 4.6%
Consumer Discretionary 0.2%
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	347,000	382,986
Energy 0.4%
Pemex Project Funding Master Trust, 144A, 5.75%, 12/15/2015	696,000	666,420
Financials 2.5%
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,405,000	1,496,325
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	1,200,000	1,344,587
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	2,000,000	2,055,796

		4,896,708
Sovereign Bonds 0.0%
Republic of Turkey, 7.25%, 3/15/2015 (a)	60,000	62,475
Telecommunication Services 1.0%
Mobifon Holdings BV, 12.5%, 7/31/2010	191,000	218,217
Telecom Italia Capital:
4.0%, 1/15/2010	360,000	338,434
4.95%, 9/30/2014	365,000	335,873
5.25%, 11/15/2013	330,000	312,677
Vodafone Group PLC, 5.0%, 12/16/2013	750,000	710,787

		1,915,988
Utilities 0.5%
PacifiCorp. Australia LLC, 144A, 6.15%, 1/15/2008	1,000,000	1,013,246

Total Foreign Bonds - US$ Denominated (Cost $9,276,561)		8,937,823
Asset Backed 1.6%
Automobile Receivables 0.2%
MMCA Automobile Trust, "A4", Series 2002-2, 4.3%, 3/15/2010	309,079	308,231
Home Equity Loans 0.4%
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	866,268	866,093
Miscellaneous 1.0%
PG&E Energy Recovery Funding LLC, "A2", Series 2005-2, 5.03%, 3/25/2014	1,900,000	1,882,882

Total Asset Backed (Cost $3,186,542)		3,057,206
Convertible Bond 0.0%
Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006 (Cost $39,700)	40,000	39,600
	Shares	Value ($)

Preferred Stocks 1.4%
Farm Credit Bank of Texas, Series 1, 7.561%	170,000	182,036
Wachovia Capital Trust III, 5.8%	2,000,000	1,964,958
Washington Mutual Preferred Funding Delaware 144A, 6.534%	600,000	581,412

Total Preferred Stocks (Cost $2,784,382)		2,728,406

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 35.0%
Federal Home Loan Mortgage Corp., 6.5%, 10/1/2035	7,346,378	7,489,152
Federal National Mortgage Association:
4.5%, 10/1/2023	772,749	726,576
5.0%, with various maturities from 5/1/2020 until 12/1/2035	15,279,211	14,641,892
5.5%, with various maturities from 1/1/2021 until 1/1/2036	14,662,487	14,408,073
6.0%, with various maturities from 1/1/2023 until 3/1/2036	4,695,544	4,678,191
6.5%, with various maturities from 5/1/2017 until 11/1/2024	709,642	725,288
7.0%, with various maturities from 3/1/2031 until 10/1/2035	24,737,039	25,536,700
9.0%, 5/1/2009	252,149	260,181

Total US Government Agency Sponsored Pass-Throughs (Cost $69,222,808)		68,466,053
Collateralized Mortgage Obligations 6.8%
Fannie Mae Whole Loan:
"A2", Series 2004-W4, 5.0%, 6/25/2034	1,105,000	1,090,326
"1A1", Series 2004-W15, 6.0%, 8/25/2044	835,633	834,916
Federal Home Loan Mortgage Corp.:
"PC", Series 2590, 4.5%, 2/15/2026	815,000	808,183
"ME", Series 2691, 4.5%, 4/15/2032	1,375,000	1,277,674
"LC", Series 2682, 4.5%, 7/15/2032	410,000	381,138
"PQ", Series 2844, 5.0%, 5/15/2023	1,540,000	1,529,200
"EG", Series 2836, 5.0%, 12/15/2032	895,000	850,352
"ND", Series 2938, 5.0%, 10/15/2033	1,175,000	1,112,060
"QE", Series 2991, 5.0%, 8/15/2034	1,245,000	1,175,394
"CH", Series 2390, 5.5%, 12/15/2016	590,000	585,651
"YA", Series 2841, 5.5%, 7/15/2027	807,339	806,531
"GE", Series 2809, 6.0%, 5/15/2030	790,000	793,010
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	295,000	277,989
"PE", Series 2005-14, 5.0%, 12/25/2033	1,060,000	1,000,956
"QC", Series 2002-11, 5.5%, 3/25/2017	855,000	851,938

Total Collateralized Mortgage Obligations (Cost $13,708,188)		13,375,318
US Treasury Obligations 2.7%
US Treasury Bonds:
5.375%, 2/15/2031 (a)	3,240,000	3,410,605
6.0%, 2/15/2026 (a)	1,600,000	1,785,250

Total US Treasury Obligations (Cost $5,245,270)		5,195,855
Commercial and Non-Agency Mortgage-Backed Securities 10.1%
Banc of America Mortgage Securities Trust, "2A5", Series 2005-H, 4.83% *, 9/25/2035	1,065,000	1,036,268
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	867,501	884,580
Countrywide Alternative Loan Trust:
"A4", Series 2004-14T2, 5.5%, 8/25/2034	686,112	674,636
"A1", Series 2004-35T2, 6.0%, 2/25/2035	511,927	512,101
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	467,810	474,141
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	161,004	163,317
GMAC Mortgage Corp. Loan Trust, "A2", Series 2003-GH2, 3.69%, 7/25/2020	194,718	193,802
JPMorgan Chase Commercial Mortgage Securities Corp., "A6", Series 2004-CBX, 4.899%, 1/12/2037	1,900,000	1,813,085
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	75,216	75,676
Prudential Securities Secured Financing Corp., "A2", Series 1999-C2, 7.193%, 6/16/2031	981,683	1,021,823
Residential Asset Securitization Trust, "A3", Series 2005-A1, 5.5%, 4/25/2035	2,500,000	2,379,910

Washington Mutual, "1A3", Series 2005-AR16, 5.132%, 12/25/2035	1,320,000	1,284,942
Washington Mutual Alternative Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	4,840,213	4,805,567
Wells Fargo Mortgage Backed Securities Trust:
"2A4", Series 2005-AR10, 4.11% *, 6/25/2035	2,152,012	2,092,639
"A3", Series 2006-1, 5.0%, 3/25/2021	2,482,565	2,400,330

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $20,140,445)		19,812,817
Municipal Bonds and Notes 6.8%
Delaware River Port Authority PA/NJ, Port District Project, Series A, 7.46%, 1/1/2011 (b)	1,000,000	1,085,830
Fultondale, AL, Core City, General Obligation, 6.4%, 2/1/2022 (b)	1,340,000	1,385,560
Guin, AL, County General Obligation, Series B, Radian, 8.25%, 6/1/2027 (b)	1,515,000	1,717,783
Idaho, Higher Education Revenue, Nazarene College Facilities, 8.34%, First Security Bank, 11/1/2016 (c)	1,000,000	1,018,580
Metropolitan Washington, DC, Apartment Authority System, Series C, 5.39%, 10/1/2015 (b)	1,365,000	1,352,811
Pell City, AL, Core City General Obligation, 5.4%, 8/1/2017 (b)	1,385,000	1,378,518
Reeves County, TX, County General Obligation Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (b)	900,000	912,357
St. Paul, MN, Sales & Special Tax Revenue, Series A, 6.94%, 11/1/2019 (b)	2,000,000	2,131,460
Texas, Multi-Family Housing Revenue, Housing & Community Affairs, 6.85%, 12/1/2020 (b)	1,440,000	1,507,392
Washington, Industrial Development Revenue, 4.0%, 10/1/2012 (b)	915,000	849,211

Total Municipal Bonds and Notes (Cost $13,961,796)		13,339,502
Government National Mortgage Association 2.5%
Government National Mortgage Association, 6.5%, with various maturities from 8/20/2034 until 8/20/2035 (Cost $4,987,153)	4,829,137	4,954,469
Repurchase Agreements 0.1%
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $126,044 on 4/3/2006 (d) (Cost $126,000)	126,000	126,000
	Shares	Value ($)

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 4.73% (e) (f) (Cost $5,967,108)	5,967,108	5,967,108
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 203,444,584)	101.6	198,473,756
Other Assets and Liabilities, Net	(1.6)	(3,078,356)

Net Assets	100.0	195,395,400

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $5,772,900 which is 3.0% of net assets.
(b)	Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.7

Financial Guaranty Insurance Co.	0.7
Financial Security Assurance, Inc.	1.6
MBIA Corp.	2.3
Radian	0.9

(c)	Security incorporates a letter of credit from a major bank.
(d)	Collateralized by $130,000 US Treasury Note 4.125%, maturing on 8/15/2008 with a value of $158,700.
(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Montgomery Street Income Securities

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Montgomery Street Income Securities

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006